Offsetting Assets and Liabilities (Gross Amounts Recognized, Gross Amounts Offset, and Net Amounts Presented in Consolidated Balance Sheets Regarding to Derivative Assets and Liabilities and Other Assets and Liabilities) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2025	Mar. 31, 2024
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	¥ 64,170	¥ 72,986
Gross amounts offset in the consolidated balance sheets, assets	(20,495)	(47,496)
Net amounts presented in the consolidated balance sheets, assets	43,675	25,490
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	(557)	0
Net amount, assets	43,118	25,490
Gross amounts recognized, liabilities	56,038	95,686
Gross amounts offset in the consolidated balance sheets, liabilities	(20,495)	(47,496)
Net amounts presented in the consolidated balance sheets, liabilities	35,543	48,190
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	(13,802)	(13,653)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	(12,777)	(9,425)
Net amount, liabilities	8,964	25,112
Derivative liabilities
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, liabilities	56,038	95,686
Gross amounts offset in the consolidated balance sheets, liabilities	(20,495)	(47,496)
Net amounts presented in the consolidated balance sheets, liabilities	35,543	48,190
Gross amounts not offset in the consolidated balance sheets, financial instruments, liabilities	(13,802)	(13,653)
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, liabilities	(12,777)	(9,425)
Net amount, liabilities	8,964	25,112
Derivative assets
Offsetting Asset and Liabilities [Line Items]
Gross amounts recognized, assets	64,170	72,986
Gross amounts offset in the consolidated balance sheets, assets	(20,495)	(47,496)
Net amounts presented in the consolidated balance sheets, assets	43,675	25,490
Gross amounts not offset in the consolidated balance sheets, financial instruments, assets	0	0
Gross amounts not offset in the consolidated balance sheets, collateral received/pledged, assets	(557)	0
Net amount, assets	¥ 43,118	¥ 25,490